Dec. 30, 2020
10.31 Fidelity Emerging Markets Fund K PRO-08
Supplement to theFidelity® Emerging Markets FundClass KDecember 30, 2020Prospectus
10.31 Fidelity Emerging Markets Fund K PRO-08 | Fidelity Emerging Markets Fund
Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds.
Year-by-Year Returns
Average Annual Returns